Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 1	$ 1	$ 1
Common stock, shares outstanding	103,270,067	103,854,234	107,020,728
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, shares outstanding	101,086	160,273	216,753